SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Temporary Equity (Details) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 09, 2021
Class A ordinary shares subject to possible redemption
Class A common stock subject to possible redemption	$ 140,183,110			$ 139,380,000
Stockholders' Equity Attributable to Parent [Abstract]
Accumulated deficit	(7,107,569)			(9,181,366)
Total shareholders' deficit	(7,107,224)	$ (6,879,150)	$ (9,033,165)	(9,181,021)	$ (10,294,776)	$ (27,180)	$ (8,039)	$ 0
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	$ 140,479,765			140,551,171
Class A Ordinary shares
Stockholders' Equity Attributable to Parent [Abstract]
Ordinary share				$ 0
Ordinary shares, par value (in dollars per share)	$ 0.0001			$ 0.0001
Class B Ordinary shares
Stockholders' Equity Attributable to Parent [Abstract]
Ordinary share	$ 345			$ 345
Accumulated deficit				$ (9,181,366)
Ordinary shares, par value (in dollars per share)	$ 0.0001			$ 0.0001